Employee benefit	12 Months Ended
Dec. 31, 2025
Defined Contribution Pension And Other Postretirements Plan Disclosure [Abstract]
Employee benefit
29.	Employee benefit
Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and consolidated VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefit expenses recorded in cost of revenues and expenses, which were expensed as incurred, were approximately RMB12,659 million, RMB14,220 million and RMB18,200 million for the years ended December 31, 2023, 2024 and 2025, respectively.